SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents
Maximum term of original maturity to classify an instrument as cash equivalent (in months)	3
Short-term investments and loans
Minimum term of original maturity to classify an instrument as short-term investment (in months)	3
Maximum term of original maturity to classify an instrument as short-term investment (in months)	12
Inventory and spare parts
Period within which inventories and spare parts will be sold or used for equipment maintenance (in months)	12
Assets held for sale
Fair value less cost to sell the Lucent equipment held for sale	$ 10.4	$ 18.5
Lucent equipment sold during the year	$ 8.1	$ 25.2	$ 12.8